Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 27, 2014
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value	$ 72.5
Texas Medicaid [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual	$ 15.0